Asset Retirement Obligation ("ARO") (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of period	$ 4,785	$ 4,374
Accretion expense	408	374
Changes in estimates	0	37
Balance, end of period	$ 5,193	$ 4,785